SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2012
SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES
SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

3.           SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

During the six months ended June 30, 2012, the President of the Company advanced $5,322 to the Company. These advances are non-interest bearing and payable on demand.

On June 11, 2012, the President of the Company forgave all advances made to the Company to-date, in the amount of $69,892.

The CEO and CFO of the Company is also the CEO of Digitally Distributed Acquisition Corp.